Income Taxes (Notes)	12 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes
Income Taxes
The components of earnings before income taxes were as follows (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
United States	$1,679.6	$1,523.4	$1,308.9
Foreign	379.5	287.7	128.1
Total earnings before income taxes	$2,059.1	$1,811.1	$1,437.0

Provision for income taxes (in millions):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Current taxes:
Federal	$466.0	$344.7	$457.5
State	79.9	61.2	79.6
Foreign	76.8	37.3	38.3
Total current taxes	622.7	443.2	575.4
Deferred taxes:
Federal	49.2	111.6	(76.0)
State	(0.7)	8.3	(9.3)
Foreign	3.2	—	(1.4)
Total deferred taxes	51.7	119.9	(86.7)
Total provision for income taxes	$674.4	$563.1	$488.7

Reconciliation of the statutory US federal income tax rate with our effective income tax rate:

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.5%	2.5%	2.5%
Benefits and taxes related to foreign operations	(3.3)%	(3.1)%	(2.5)%
Domestic production activity deduction	(0.7)%	(0.8)%	(0.9)%
Other, net(1)	(0.7)%	(2.5)%	(0.1)%
Effective tax rate	32.8%	31.1%	34.0%

(1)	Fiscal 2011 includes a benefit of 0.9% related to the acquisition of the remaining ownership interest in Switzerland and Austria.
US income and foreign withholding taxes have not been provided on approximately $1.5 billion of cumulative undistributed earnings of foreign subsidiaries and equity investees. We intend to reinvest these earnings for the foreseeable future. If these amounts were distributed to the US, in the form of dividends or otherwise, we would be subject to additional US income taxes, which could be material. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable because of the complexities with its hypothetical calculation, and the amount of liability, if any, is dependent on circumstances existing if and when remittance occurs.
Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in millions):

	Sep 30, 2012	Oct 2, 2011
Deferred tax assets:
Property, plant and equipment	$62.7	$46.4
Accrued occupancy costs	72.0	55.9
Accrued compensation and related costs	66.9	69.6
Other accrued liabilities	15.7	27.8
Asset retirement obligation asset	20.1	19.0
Deferred revenue	43.7	47.8
Asset impairments	38.5	60.0
Tax credits	14.6	23.0
Stock based compensation	131.8	128.8
Net operating losses	99.2	85.5
Other	80.9	58.6
Total	$646.1	$622.4
Valuation allowance	(154.2)	(137.4)
Total deferred tax asset, net of valuation allowance	$491.9	$485.0
Deferred tax liabilities:
Property, plant and equipment	(89.0)	(66.4)
Intangible assets and goodwill	(34.0)	(25.2)
Other	(44.8)	(18.1)
Total	(167.8)	(109.7)
Net deferred tax asset	$324.1	$375.3
Reported as:
Current deferred income tax assets	$238.7	$230.4
Long-term deferred income tax assets (included in Other assets)	97.3	156.3
Current deferred income tax liabilities (included in Accrued liabilities)	(1.3)	(4.9)
Long-term deferred income tax liabilities (included in Other long-term liabilities)	(10.6)	(6.5)
Net deferred tax asset	$324.1	$375.3

We will establish a valuation allowance if either it is more likely than not that the deferred tax asset will expire before we are able to realize the benefit, or the future deductibility is uncertain. Periodically, the valuation allowance is reviewed and adjusted based on our assessments of the likelihood of realizing the benefit of our deferred tax assets. The valuation allowance as of September 30, 2012 and October 2, 2011 is primarily related to net operating losses and other deferred tax assets of consolidated foreign subsidiaries. The net change in the total valuation allowance for the years ended September 30, 2012 and October 2, 2011, was an increase of $16.8 million and $49.3 million, respectively. During fiscal 2011, we recognized approximately $32 million of previously unrecognized deferred tax assets in certain foreign jurisdictions, with a corresponding increase to the valuation allowance due to the uncertainty of their realization.
As of September 30, 2012, Starbucks has utilized all of its foreign tax credits and no longer has a foreign tax credit carryforward. Starbucks has a capital loss carryforward of $7.1 million, with an expiration date of 2015, and foreign net operating losses of $318 million, with the predominant amount having no expiration date.
Taxes currently payable of $50.8 million and $30.1 million are included in accrued liabilities on the consolidated balance sheets as of September 30, 2012 and October 2, 2011, respectively.

Uncertain Tax Positions
As of September 30, 2012, we had $75.3 million of gross unrecognized tax benefits of which $39.7 million, if recognized, would affect our effective tax rate. We recognize interest and penalties related to income tax matters in income tax expense. As of September 30, 2012 and October 2, 2011, we had accrued interest and penalties of $5.5 million and $6.2 million, respectively, before the benefit of the federal tax deduction, recorded on our consolidated balance sheets.
The following table summarizes the activity related to our unrecognized tax benefits (in millions):

	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Beginning balance	52.9	68.4	49.1
Increase related to prior year tax positions	8.8	4.4	35.0
Decrease related to prior year tax positions	—	(32.3)	(21.4)
Increase related to current year tax positions	20.0	26.0	14.1
Decrease related to current year tax positions	(1.1)	(0.8)	(8.1)
Decreases related to settlements with taxing authorities	(0.5)	(5.0)	—
Decreases related to lapsing of statute of limitations	(4.8)	(7.8)	(0.3)
Ending balance	75.3	52.9	68.4

We are currently under routine audit by various jurisdictions outside the US as well as US state taxing jurisdictions for fiscal years 2006 through 2011. We are no longer subject to US federal or state examination for years prior to fiscal year 2009, with the exception of seven states. We are subject to income tax in many jurisdictions outside the US. We are no longer subject to examination in any material international markets prior to 2006.
There is a reasonable possibility that the unrecognized tax benefits will change within 12 months, but we do not expect this change to be material to the consolidated financial statements.